Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful life	12 Months Ended
Dec. 31, 2020
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful life [Line Items]
Estimated Useful Life	26 years
Furniture and fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful life [Line Items]
Estimated Useful Life	7 years
Lab equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful life [Line Items]
Estimated Useful Life	5 years
Computer equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful life [Line Items]
Estimated Useful Life	3 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful life [Line Items]
Estimated Useful Life	3 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful life [Line Items]
Leasehold improvements	shorter of the estimated useful life and the lease term